Net Loss Per Share - Summary of the excluded potential common stock (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			25,649,265	21,539,109
Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			207,376	26,624
Preferred Stock Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			651,988	107,416
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	35,913,444	17,759,682
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Convertible debt with accrued interest
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			6,684,122	6,378,460
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Unvested restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,333	13,926	4,231	24,937
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Options to purchase common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,528,807	17,572,807	18,101,548	15,001,672
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,383,304	172,949